Commissions and Expenses - Summary of Cumulative Number of Shares and Their Status in Relation to Active Long Term Incentive Plans and Allocated Variable Compensation to Identified Staff (Detail)	12 Months Ended
	Dec. 31, 2019 shares € / shares	Dec. 31, 2018 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	22,548,724	18,585,551
Number of shares conditionally granted
Number of shares allocated
Number of shares conditionally granted	7,378,113	6,513,984
Number of shares allocated	621,373	916,988
Number of shares forfeited	(549,647)	(636,527)
Number of shares vested	(5,797,262)	(2,831,272)
Ending balance	24,201,301	22,548,724
2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	2,380,167	4,314,494
Number of shares conditionally granted	5,178,633
Number of shares allocated	4,942,275
Number of shares forfeited	(3,912)	(102,383)
Number of shares vested	(2,376,255)	(1,831,944)
Ending balance		2,380,167
Average share price used for grant in EUR | € / shares	€ 6.106
2015 [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	5.159
2015 [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	€ 6.018
2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	6,243,971	6,591,429
Number of shares conditionally granted	6,809,814
Number of shares allocated	7,155,420
Number of shares allocated	22,580	11,471
Number of shares forfeited	(44,746)	(169,629)
Number of shares vested	(2,530,968)	(189,300)
Ending balance	3,690,837	6,243,971
Average share price used for grant in EUR | € / shares	€ 5.128
2016 [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	3.990
2016 [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	€ 4.898
2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	7,244,231	7,679,628
Number of shares conditionally granted	6,722,418
Number of shares allocated	7,461,564
Number of shares allocated	30,730	739,146
Number of shares forfeited	(331,606)	(364,515)
Number of shares vested	(426,360)	(810,028)
Ending balance	6,516,995	7,244,231
Average share price used for grant in EUR | € / shares	€ 5.246
2017 [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	4.040
2017 [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	€ 4.933
2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	6,680,355
Number of shares conditionally granted	6,513,984
Number of shares allocated	6,123,546
Number of shares conditionally granted		6,513,984
Number of shares allocated	390,438	166,371
Number of shares forfeited	(169,383)
Number of shares vested	(457,079)
Ending balance	5,663,455	6,680,355
Average share price used for grant in EUR | € / shares	€ 5.405
2018 [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	4.143
2018 [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	€ 5.054
2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares conditionally granted	7,378,113
Number of shares conditionally granted	7,378,113
Number of shares allocated	958,501
Number of shares vested	(6,600)
Ending balance	8,330,014
Average share price used for grant in EUR | € / shares
2019 [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	2.741
2019 [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	€ 3.737